Share Option Activities, 2004 Option Plan (Detail) (2004 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2004 Option Plan
Number of option
Outstanding at beginning of period	3,297,391
Granted	0		0
Exercised	(54,742)
Forfeited	(172,158)
Outstanding at end of period	3,070,491	3,297,391
Vested and expected at end of period	3,070,491
Exercisable at end of period	2,912,713
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 2.41
Granted	$ 0
Exercised	$ 2.41
Forfeited	$ 5.11
Outstanding at end of period	$ 2.41	$ 2.41
Vested and expected at end of period	$ 2.41
Exercisable at end of period	$ 2.41
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	1 year 11 days	2 years 7 days
Vested and expected to vest at end of period	1 year 11 days
Exercisable at end of period	10 months 24 days
Aggregate Intrinsic Value
Outstanding at beginning of period
Outstanding at end of period
Vested and expected to vest at end of period
Exercisable at end of period